DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

15   DERIVATIVE FINANCIAL INSTRMENTS

As of December 31, 2019 and June 30, 2020, the Company had outstanding interest rate swap contracts with notional amounts of US$118,500 and US$115,900, respectively.

The following table reflects the fair values of derivatives included in the consolidated balance sheets as of December 31, 2019 and June 30, 2020:

	Consolidated balance
	sheets location	As of
		December 31, 2019	June 30, 2020
Interest rate swap contracts (not designated as hedging instruments)	Accrued expenses and
	other payables	351	17,182
Interest rate swap contracts (not designated as hedging instruments)	Other long-term liabilities	10,408	—

The following table reflects the location in the consolidated statements of operations and the amount of realized and unrealized gains (losses) recognized for the derivative contracts not designated as hedging instruments for the six-month periods ended June 30, 2019 and 2020:

	Consolidated
	statements of
	operations location	Six-month periods ended June 30,
		2019	2020
		(unaudited)
Interest rate swap contracts (not designated as hedging instruments) — realized loss	Interest expenses	(378)	(3,084)
Interest rate swap contracts (not designated as hedging instruments) — unrealized loss	Interest expenses	(12,575)	(6,180)

		(12,953)	(9,264)